Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 12, 2020	Mar. 27, 2020	Mar. 31, 2020 USD ($) $ / shares shares	Feb. 28, 2020 Employees $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)
Subsequent Event [Line Items]
Options granted | shares						3,177,278		2,121,406
Equity-based compensation expense						$ 4,595	$ 1,629	$ 2,498	$ 3,893
Proceeds from Hit Discovery divestiture						17,500
Equity consideration						$ 10,000
Common Stock Warrant, exercise price | $ / shares								$ 0.04
Common Stock Warrants outstanding | shares								297,241
Cares Act [Member]
Subsequent Event [Line Items]
Percentage of removal on taxable income On non operating losses						80.00%
Hit Discovery Divestiture [Member]
Subsequent Event [Line Items]
Proceeds from Hit Discovery divestiture						$ 2,840
Subsequent Event [Member]
Subsequent Event [Line Items]
Options granted | shares				1,937,315
Number of existing employees, executives and directors that has been granted options | Employees				75
Stock option issued, exercise price | $ / shares				$ 5.43
Equity-based compensation expense					$ 300
Exercise of warrant to purchase common stock, Shares | shares			297,241
Common Stock Warrant, exercise price | $ / shares			$ 0.04		$ 0.04
Common Stock Warrants outstanding | shares			0		0
Subsequent Event [Member] | Common Stock
Subsequent Event [Line Items]
Reverse stock split	One-for-4.2775
Reverse stock split ratio	0.234
Subsequent Event [Member] | Hit Discovery Divestiture [Member]
Subsequent Event [Line Items]
Proceeds from Hit Discovery divestiture			$ 17,500
Equity consideration			$ 10,000		$ 10,000
Subsequent Event [Member] | Minimum
Subsequent Event [Line Items]
Grant date fair value per share | $ / shares				3.41
Subsequent Event [Member] | Minimum | Cares Act [Member]
Subsequent Event [Line Items]
Percentage of removal on taxable income On non operating losses		80.00%
Subsequent Event [Member] | Maximum
Subsequent Event [Line Items]
Grant date fair value per share | $ / shares				$ 3.55
Subsequent Event [Member] | Maximum | Cares Act [Member]
Subsequent Event [Line Items]
Percentage of removal on taxable income On non operating losses		100.00%